Portfolio of investments—February 28, 2021 (unaudited)

		Value
Investment companies: 99.93%
Affiliated master portfolios: 99.93%
Wells Fargo Real Return Portfolio		$71,376,062
Total Investment companies (Cost $65,049,231)		71,376,062
Total investments in securities (Cost $65,049,231)	99.93%	71,376,062
Other assets and liabilities, net	0.07	49,615
Total net assets	100.00%	$71,425,677
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	35.29%	30.80%	$113,463	$2,233,854	$831,581	$153,054	$448	$71,376,062	99.93%

Wells Fargo Real Return Fund  |  1

Notes to portfolio of investments—February 28, 2021 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Fair valuation measurements
At February 28, 2021, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2021, the affiliated Master Portfolio valued at $71,376,062 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

2  |  Wells Fargo Real Return Fund